FINANCE EXPENSE - NET	12 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
FINANCE EXPENSE - NET	FINANCE EXPENSE – NET

	2026	2025
Finance expense:
Long-term debt (other than lease liabilities)	$144.0	$156.0
Lease liabilities	48.4	43.1
Other	44.2	42.8
Borrowing costs capitalized	(5.9)	(5.2)
Finance expense	$230.7	$236.7
Finance income:
Loans and investment in finance leases	$(12.0)	$(13.8)
Other	(6.6)	(7.4)
Finance income	$(18.6)	$(21.2)
Finance expense – net	$212.1	$215.5